FAIR VALUE MEASUREMENTS (Details 1) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Balance at January 1, 2018	$ (378)
Payment of earn out liability	151
Adjustment due to change in the forecast of earn-out consideration	(198)
Adjustment due to time change value	(8)
Balance at December 31, 2018	$ (433)